Owners' equity	12 Months Ended
Dec. 31, 2011
Owners' equity
Owners' equity

D—Owners' equity

        In the Corporate Reorganization, the Series A-1 Units, Series A-2 Units, BOE Preferred Units, Series B-1 Units, Series B-2 Units, Series D Units, Series F Units, Series G Units and BOE Incentive Units of Laredo LLC were exchanged into shares of common stock of Laredo Holdings based on the pre-offering equity value of such units. This resulted in the Series A-1 Units, Series A-2 Units and BOE Preferred Units being exchanged for 32,469,452; 21,011,572; and 50,598,522 shares of Laredo Holdings common stock, respectively, and the Series B Units, Series B-2 Units, Series D Units, Series F Units, Series G Units and BOE Incentive Units being exchanged for 2,029,425; 300,269; 666,857; 303,673; 66,333; and 53,897 shares of Laredo Holdings common stock, respectively, or 107,500,000 shares of common stock in the aggregate. The shares of common stock have one vote per share and a par value of $0.01 per share. The exchange of the units had no effect on the book value of stockholders' equity/unit holders' equity.

Preferred units

        Prior to the Corporate Reorganization, the Laredo LLC Second Amended and Restated Limited Liability Company Agreement (the "LLC Agreement") provided for the issuance of three classes of preferred units, (i) Series A-1, (ii) Series A-2 and (iii) BOE Preferred Units. First, the LLC Agreement authorized a total of 60.0 million Series A-1 Units of Laredo LLC for total consideration of $300 million, consisting of approximately $294.9 million from Warburg Pincus IX and $5.1 million from certain members of Laredo LLC's management team and Board of Managers. This portion was fully funded as of December 31, 2009. Second, the LLC Agreement provided for a total of 48.0 million Series A-2 Units of Laredo LLC for total consideration of $300 million, initially consisting of approximately $288.5 million from Warburg Pincus Private Equity X O&G, L.P. ("Warburg Pincus X"), $9.2 million from Warburg Pincus X Partners, L.P. ("Warburg Pincus X Partners") and $2.3 million from certain members of Laredo LLC's management team and Board of Managers. Third, the LLC Agreement authorized a total of 89.0 million BOE Preferred Units, all of which were issued and outstanding at September 30, 2011, for total consideration of $670.1 million, consisting of approximately $611.2 million from Warburg Pincus IX, $40.6 million from WP IX Finance LP and $18.4 million from Broad Oak's management team.

        The Series A-1 and A-2 Units, (collectively the "Series A Units") and the BOE Preferred Units, had a liquidation preference amount equal to the total capital then invested, plus a 7% cumulative return, compounded quarterly. The holders of the Series A Units and BOE Preferred Units received the accumulated preferred return upon the consummation of the qualified public offering, as defined in the LLC Agreement. Prior to the IPO, approximately $1,219.2 million had been contributed to Laredo LLC, net of Series A Unit repurchases by Laredo LLC. Of this total, approximately $906.0 million was contributed by Warburg Pincus IX, $238.4 million by Warburg Pincus X, $40.6 million by WP IX Finance LP, $7.6 million by Warburg Pincus X Partners, $18.4 million by the former Broad Oak management team and former directors and $8.2 million by certain members of Laredo LLC's management and Board of Managers.

Restricted units

        Prior to the Corporate Reorganization, Laredo LLC was authorized to issue up to 16,923,077 Series B Units, up to 8,791,209 Series C Units, up to 13,538,462 Series D Units up to 7,032,967 Series E Units, up to 5,538,542 Series F Units, up to 4,299,635 Series G Units and up to 1,245,195 BOE Incentive Units under restricted unit agreements (collectively, the "Restricted Units"). The Series B Units were divided into two unit series, B-1 Units and B-2 Units. The Series B-1 Units had an initial threshold value of $0 and the Series B-2 Units had an initial threshold value of $1.25. The Series C Units had an initial threshold value of $10.00, the Series D Units, Series F Units, and Series G Units had an initial threshold value of $1.25, the Series E Units had an initial threshold value of $13.75, and the BOE Incentive Units have an initial threshold value of $0.

        The table below summarizes the activity relating to the Restricted Units by series prior to the Corporate Reorganization on December 19, 2011:

(in thousands)	Series B units	Series C units	Series D units	Series E units	Series F units	Series G units	Series BOE Incentive units	Total units
BALANCE, December 31, 2008	8,757	7,780	—	—	—	—	—	16,537
Issuance of restricted units	54	—	4,644	5,996	—	—	—	10,694
Cancellation of restricted units	(113)	(100)	(49)	(10)	—	—	—	(272)

BALANCE, December 31, 2009	8,698	7,680	4,595	5,986	—	—	—	26,959
Issuance of restricted units	—	—	5,530	756	—	—	—	6,286
Cancellation of restricted units	(700)	(420)	(513)	(180)	—	—	—	(1,813)

BALANCE, December 31, 2010	7,998	7,260	9,612	6,562	—	—	—	31,432
Issuance of restricted units	—	—	2,356	170	5,370	1,197	766	9,859
Cancellation of restricted units	(376)	(370)	(275)	(120)	(18)	(140)	(90)	(1,389)

BALANCE, December 19, 2011	7,622	6,890	11,693	6,612	5,352	1,057	676	39,902